Stockholders’ Equity (Details Narrative) - USD ($)		6 Months Ended	12 Months Ended
	Jun. 01, 2018	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stockholders' equity, reverse stock split, description		the Company amended its Charter to implement, effective at 5:30 p.m., Eastern time, a 1-for-20 Reverse Stock Split. At the effective time of the Reverse Stock Split, every 20 shares of common stock either issued and outstanding or held as treasury stock were automatically combined into one issued and outstanding share of common stock, without any change in the par value per share.	the Company amended its Charter to implement, effective at 5:30 p.m., Eastern time, a 1-for-20 Reverse Stock Split. At the effective time of the Reverse Stock Split, every 20 shares of common stock either issued and outstanding or held as treasury stock were automatically combined into one issued and outstanding share of common stock, without any change in the par value per share
Preferred stock, shares authorized		1,000,000	1,000,000	1,000,000
Preferred stock, par value		$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares issued		0	0	0
Preferred stock, shares outstanding		0	0	0
Common stock, shares authorized		500,000,000	500,000,000	500,000,000
Common stock, par value		$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued		7,446,972	2,877,045	2,527,045
Common stock, shares outstanding		7,446,972	2,877,045	2,527,045
Share price		$ 320.00	$ 320.00
Number of trading days		20 days	20 days
Purchase of aggregate shares					19,784
Shares purchased		2,564,492	350,000	3,000
Number of shares outstanding		24,415	24,415	24,415
Average useful life		1 year 3 months 25 days	2 years 8 months 12 days	2 years 8 months 12 days
Debt instrument, beneficial conversion feature			$ 8,480,697
Debt instrument unamortized discount			$ 2,795,000
Voting rights			Holders of our Common Stock are entitled to one vote for each share held of record on all matters submitted to a vote of stockholders
Trident Acquisitions Corp [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of additional shares issued				5,000,000
Unit Purchase Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from sale of option	$ 100
Public Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price		$ 0.01	$ 0.01
Minimum days prior written notice of redemption		30 days	30 days
Maximum trading days		30 days	30 days
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants to purchase		1,006,250	1,006,250
Unit Purchase Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share unit exercisable	87,500
Price per unit	$ 240.00
Aggregate exercise price	$ 21,000,000
Cash payment			$ 100
Shares forfeited			87,500
Shares vested			87,500
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants to purchase			87,500
Shares purchased			87,500
Common stock, shares outstanding			2,877,045	2